FAIR VALUE MEASUREMENT (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Assets:
Cryptocurrencies	$ 28,240	¥ 206,130	¥ 107,961	¥ 66,342
Call option assets	2,171	15,843
Liabilities:
Put option liabilities	263	1,923
Recurring
Assets:
Investments accounted for under readily determinable fair values	139	1,020	8,194
Cryptocurrencies	28,240	206,130	107,961
Call option assets	2,171	15,843
Total	30,550	222,993	116,155
Liabilities:
Conversion Feature Derivative Liability			28,605
Put option liabilities	263	1,923
Total	$ 263	1,923	28,605
Recurring | Level 1
Assets:
Investments accounted for under readily determinable fair values		1,020	8,194
Cryptocurrencies		206,130	107,961
Total		207,150	116,155
Liabilities:
Conversion Feature Derivative Liability			28,605
Total			¥ 28,605
Recurring | Level 3
Assets:
Call option assets		15,843
Total		15,843
Liabilities:
Put option liabilities		1,923
Total		¥ 1,923